Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant estimates include the value of the warrants and the option sold to the Underwriter.

Loss Per Share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary or Class A shares, as applicable, outstanding during the period. Class A shares subject to possible redemption of 3,500,000 and 0 shares as of October 31, 2013 and 2012 , respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Weighted average shares for the year ended October 31, 2013 and for the period November 28, 2011 (inception) through October 31, 2012 were reduced for the effect of an aggregate 90,000 Class A shares that were forfeited on March 18, 2013, the date upon which the underwriters’ over-allotment option expired. Loss per share assuming dilution would give effect to the dilutive underwriter’s purchase option, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 8,500,000 ordinary shares and the underwriter’s option to purchase 280,000 Units in the calculation of diluted loss per share, since the exercise of the warrants and the option is contingent upon the occurrence of future events.

Cash and Cash Equivalents

Cash: The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed insured amounts. Accordingly, the Company is subject to the risk of failure of the financial institutions where it maintains its cash deposits. In September, 2013, approximately $55,000 was wired from the Company’s former operating bank account pursuant to unauthorized wire instructions. As of October 31, 2013, the company was seeking recovery of the stolen funds from the banking institution. On March 4, 2014, the Company received $50,000 as a settlement from the bank in connection with the unauthorized wire theft.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Investments and Cash Equivalents Held in Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering, the Private Placement and the Underwriter Placement and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of an Acquisition Transaction.

As of October 31, 2013, investment securities held in the Trust Account consisted of $41,614,296 in a United States Treasury Bill, which matures on February 6, 2014 and $325 of cash equivalents. The Company classifies its United States Treasury securities as held-to-maturity in accordance with ASC 320 “Investments – Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and are adjusted for the accretion of discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

The carrying amount, gross unrealized holding gains and the fair value of held-to-maturity securities at October 31, 2013 are as follows:

	Carrying Amount	Gross Unrealized Holding Loss	Fair Value
Held-to-maturity:
U.S. Treasury Bills	$41,614,621	$190	$41,614,431

Income Tax

The Company complies with FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. FASB ASC 740 also establishes recognition requirements for the accounting for uncertainty in income taxes. The Company has identified the British Virgin Islands as its only major tax jurisdiction. There were no unrecognized tax benefits as of October 31, 2013. Since the Company was incorporated on November 28, 2011, the evaluation was performed for the tax years ended October 31, 2013 and 2012, which will be the only periods subject to examination. The section prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at October31, 2013. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Fair Value Measurements

The carrying amounts of cash, cash equivalents, restricted cash, and accrued expenses and other current liabilities, approximate fair value due to the short-term nature of these instruments.

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1.	Quoted prices in active markets for identical assets or liabilities.
Level 2.
Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3.	Significant unobservable inputs that cannot be corroborated by market data.

The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the assets that are measured at fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
October 31, 2013	$3,230,000	$-	$-	$3,230,000

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For the Years Ended October 31,
	2013	2012
Beginning balance	$-	$-
Aggregate fair value of warrant liability upon issuance	-	-
Change in fair value of warrant liability – recorded after the balance sheet dated December 21, 2012, but during the year ended October 31, 2013 (as explained below)	3,230,000	-
Ending balance	$3,230,000	$-

Revised Prior Period Amounts

While preparing its balance sheet as of April 30, 2013, the Company identified and corrected an error related to the accounting for the Company’s outstanding warrants. The amount of the error was approximately $3,570,000 as of December 21, 2012. The Company determined that its outstanding warrants should have been accounted as a liability recorded at fair value and that this liability should be re-measured at each reporting period with changes in fair value being reflected in the statement of operations. The determination of this accounting methodology was made as a result of potential adjustments to the exercise price of the warrants in certain circumstances as described in the warrant agreements which do not meet the criteria for equity treatment described in ASC 815-45-7D.

In accordance with Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), the Company has evaluated these errors, based on an analysis of quantitative and qualitative factors, as to whether they were material to each of the prior reporting periods affected and if amendments of previously filed Reports of Foreign Private Issuer on Form 6-K with the SEC are required. The Company has determined that though quantitatively and qualitatively material to the  previously furnished balance sheet dated December 21, 2012 on Form 6-K filed with the SEC on December 28, 2012, the Company believes the recording of the warrants as liability instruments would not have influenced an investor’s decision making process and has determined to record the liability in the year ended October 31, 2013, as opposed to a restatement and reissuance of the  previously furnished balance sheet.

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivate liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer determines its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Chief Financial Officer with support from the Company’s consultants.

  The Company accounts for the 4,000,000 warrants issued in connection with the Public Offering, and the 4,500,000 warrants issued in connection with the Private Placement in accordance with the guidance contained in ASC 815-40-15-7D whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations.

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model.  This model is dependent upon several variables such as the instrument's expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term expected volatility of the Company’s share price over the expected term, expected time to complete an acquisition and estimated probability of completing a successful acquisition.  The expected term represents the period of time that the instruments granted are expected to be outstanding.  The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection.  The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation.  Expected dividend yield is based on historical trends.  The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies along with the Company’s historical volatility.

A significant decrease in the volatility or a significant decrease in the Company’s share price, in isolation, would result in a significantly lower fair value measurement. Changes in the values of the derivative liabilities are recorded in change in fair value of derivative liabilities within other expense (income) on the Company’s statements of operations.

As of October 31, 2013, there were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

The inputs to the model were as follows:

	December 21, 2013	October 31, 2013
Dividend yield (per share)	0%	0%
Risk-free interest rate:	0.74%	1.3%
Expected term	5.0 yrs.	4.13 yrs.
Expected volatility rate	21.41%	18.1%
Assumed acquisition date	August 18, 2014	August 18, 2014
Estimated probability of acquisition success	61.3%	61.2%

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed insured amounts. Accordingly, the Company is subject to the risk of failure of the financial institutions where it maintains its cash deposits. See discussion under Cash and Cash Equivalents regarding a theft against one of the Company’s former bank accounts.

Ordinary Shares Subject to Possible Conversion

The ordinary shares as part of the Units (the “Units”) issued in the Public Offering, contained a conversion feature which is subject to redemption. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity.

Accordingly, 3,500,000 of the 4,000,000 public shares were classified outside of permanent equity at redemption value because the redemption rights are subject to the occurrence of certain events that are outside of the Company’s control. The redemption value at October 31, 2013 was equal to approximately the pro rata share of the aggregate amount then on deposit in the Trust Account ($10.40 per share at October 31, 2013).

Recent Accounting Pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.